Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

Acquisition of Connacher Oil and Gas Limited

On August 5, 2026, Greenfire completed the previously announced acquisition of all of Connacher Oil and Gas Limited’s (“Connacher”) issued and outstanding common shares, for aggregate purchase price of approximately $1.297 billion, inclusive of closing adjustments related to the assumption of Connacher’s net working capital surplus (the “Acquisition”). The purchase price for the Acquisition was financed with: (i) an approximately $722 million draw on the Senior Credit Facility (upsized from $275.0 million); and (ii) a $575.0 million underwritten bridge facility (the “Bridge Facility”), which is expected to be repaid with proceeds from an anticipated rights offering of Greenfire common shares. Waterous Energy Fund, which currently holds approximately 72% of the Company’s common shares, has committed to providing a standby commitment of at least $575.0 million for the rights offering.

The Company is in the process of completing the initial accounting for the Acquisition. As a result, Greenfire has not finalized certain financial statement disclosures, including the preliminary purchase price allocation or the financial impact of the acquisition on the Company’s financial position or results of operations.

Increased Revolving Credit Facility

On August 5, 2026, in connection with the Acquisition, Greenfire closed the upsize of its Senior Credit Facility from $275.0 million to $1.0 billion. The Senior Credit Facility now matures on August 5, 2028.

Rights Offering

The Company filed a preliminary short form prospectus related to a rights offering of subscription receipts on July 27, 2026, and has also filed a corresponding registration statement on Form F-10 with the U.S. Securities and Exchange Commission (the “SEC”). As a result of Greenfire closing the Acquisition, the Company intends to file an amended and restated preliminary short form prospectus, and a corresponding amendment to the registration statement on Form F-10, relating to a rights offering of common shares rather than subscription receipts. The Company will use the proceeds from the rights offering to repay the Bridge Facility.